United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-07108

                  Alliance World Dollar Government Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
CLOSED END
--------------------------------------------------------------------------------


Alliance World Dollar Government Fund


Semi-Annual Report
April 30, 2003



[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 11, 2003

Semi-Annual Report

This report provides management's discussion of fund performance for Alliance World Dollar Government Fund (the "Fund") semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies

Alliance World Dollar Government Fund is a closed-end management investment company which seeks high current income and capital appreciation. To achieve this objective, it invests primarily in high yielding, high risk debt obligations of developing countries that we expect to benefit from improving economic and credit fundamentals.

Investment Results

The following table provides investment results for the Fund for the six- and 12-month periods ended April 30, 2003. For comparison, we have included the J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+), which is a standard measure of the performance of a basket of unmanaged emerging market debt securities.

INVESTMENT RESULTS*

Periods Ended April 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
Alliance World Dollar
Government Fund (NAV)          28.10%             25.09%
------------------------------------------------------------
J.P. Morgan Emerging
Markets Bond Index Plus        21.59%             21.27%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of the Fund as of April 30, 2003. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) is comprised of dollar-denominated restructured sovereign bonds; a large percentage of the index is made up of Brady bonds. The index is unmanaged and reflects no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance World Dollar Government Fund.

Additional investment results appear on page 3.

For the six-month period ended April 30, 2003, the Fund outperfomed its benchmark, the JPM EMBI+. The Fund's sector allocation and security selection in Brazilian and Russian debt were the primary reasons for outperformance. In addition, the Fund's security selection of Mexican debt contributed positively to performance.

Market Review and Investment Strategy

For the six-month period under review, emerging markets, as measured by the JPM EMBI+, posted a positive return of 21.59%. Within the Latin region, disparities existed between individual countries based on domestic economic and political concerns as well as external global influences. Ecuador


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 1


at 62.75%, Brazil at 53.76%, Peru at 28.61%, Colombia at 25.92% and Argentina at 22.44% outperformed the index, while Venezuela was the worst performing Latin country, returning 1.84%. Within the non-Latin region, Nigeria was the best performing country, returning a strong 36.10%, followed by Russia at 18.22% and Ukraine at 13.61%. Poland was the worst performing country for the six-month period, returning 5.41%.

The latest Standard & Poor's (S&P) credit rating upgrade from BB- to BB occurred on December 5, highlighting the Russian government's commitment to prudent fiscal policies and improved continuation of economic management. In Brazil, the newly elected Lula administration recognized the importance of maintaining market momentum by signaling tight fiscal reins. The new administration has committed to both tax and social security reforms.


-------------------------------------------------------------------------------
2 o Alliance World Dollar Government Fund


PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATE
11/2/92

PORTFOLIO STATISTICS
Net Assets ($mil): $108.7

SECURITY TYPE
   79.0%  Sovereign
    5.6%  Brady Bonds
    2.3%  Corporate Debt Obligations                   [PIE CHART OMITTED]
    0.5%  Loan Participation
     0.1%  Rights

   12.5%  Short-Term


HOLDINGS BY ISSUER COUNTRY
   22.7%  Russia
   21.9%  Brazil
   13.4%  Mexico
    4.3%  Venezuela
    3.7%  Colombia
    2.8%  Philippines
    2.7%  Peru                                         [PIE CHART OMITTED]
    2.0%  Panama
    1.8%  Ecuador
    1.8%  Ukraine
    1.7%  Bulgaria
    1.7%  Malaysia
    1.0%  Korea
    1.0%  Turkey
    1.0%  Uruguay
    4.0%  Other

   12.5%  Short-Term


All data as of April 30, 2003. The Fund's security type and country breakdowns are expressed as a percentage of total investments and may vary over time. "Other" represents less than 1% weightings in the following countries: Morocco, Dominican Republic, Belize, El Salvador, Nigeria, Uruguay, South Africa, Argentina, Costa Rica and South Korea.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 3


PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                                      Principal
                                                         Amount
                                                           (000)  U.S. $ Value
-------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-98.6%

Sovereign Debt Securities-91.4%
Argentina-0.9%
Republic of Argentina FRN
   1.369%, 8/03/12                                     $  1,811  $   1,023,215
                                                                 -------------
Belize-0.6%
Government of Belize
   9.50%, 8/15/12                                           700        705,371
                                                                 -------------
Brazil-22.8%
Banco Nac Desenv Bondes
   6.50%, 6/15/06(a)                                        700        693,000
Federal Republic of Brazil
   8.875%, 4/15/24                                        3,275      2,382,562
   9.375%, 4/07/08                                        1,225      1,156,400
   10.00%, 10/01/07                                       1,100      1,095,875
   11.00%, 8/17/40(b)                                    10,670      9,165,530
   11.25%, 7/26/07                                          250        254,750
   12.00%, 4/15/10                                        2,725      2,752,250
   12.75%, 1/15/20                                        2,750      2,722,500
   14.50%, 10/15/09                                       4,075      4,513,062
                                                                 -------------
                                                                    24,735,929
                                                                 -------------
Bulgaria-2.0%
Republic of Bulgaria
   8.25%, 1/15/15(a)                                      1,906      2,147,109
                                                                 -------------
Colombia-4.5%
Republic of Colombia
   9.75%, 4/23/09                                           175        193,813
   10.00%, 1/23/12                                          950      1,051,413
   10.75%, 1/15/13                                          400        458,600
   11.75%, 2/25/20                                        2,615      3,151,074
                                                                 -------------
                                                                     4,854,900
                                                                 -------------
Costa Rica-0.3%
Republic of Costa Rica
   8.05%, 1/31/13(a)                                        350        364,000
                                                                 -------------
Dominican Republic-0.4%
Dominican Republic
   9.50%, 9/27/06(a)                                        400        428,400
                                                                 -------------


-------------------------------------------------------------------------------
4 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


                                                      Principal
                                                         Amount
                                                           (000)  U.S. $ Value
-------------------------------------------------------------------------------
Ecuador-2.1%
Republic of Ecuador
   6.00%, 8/15/30(a)(c)                                 $ 3,350  $   2,085,375
   12.00%, 11/15/12(a)                                      250        210,938
                                                                 -------------
                                                                     2,296,313
                                                                 -------------
El Salvador-0.9%
Republic of El Salvador
   7.75%, 1/24/23(a)                                        450        479,250
   8.50%, 7/25/11(a)                                        425        474,088
                                                                 -------------
                                                                       953,338
                                                                 -------------
Korea-1.1%
Republic of Korea
   8.875%, 4/15/08                                        1,000      1,217,500
                                                                 -------------
Mexico-15.4%
United Mexican States
   6.625%, 3/03/15                                        2,450      2,564,537
   11.375%, 9/15/16                                       9,980     14,211,520
                                                                 -------------
                                                                    16,776,057
                                                                 -------------
Panama-2.3%
Republic of Panama
   9.375%, 7/23/12                                          200        225,500
   9.625%, 2/08/11                                          250        286,250
   10.75%, 5/15/20                                        1,600      1,952,000
                                                                 -------------
                                                                     2,463,750
                                                                 -------------
Peru-2.0%
Republic of Peru
   9.125%, 2/21/12                                        1,975      2,165,588
                                                                 -------------
Philippines-3.3%
Republic of the Philippines
   9.00%, 2/15/13                                         1,400      1,403,500
   9.875%, 1/15/19                                          725        739,500
   10.625%, 3/16/25                                       1,325      1,397,875
                                                                 -------------
                                                                     3,540,875
                                                                 -------------
Russia-26.3%
Russian Federation
   5.00%, 3/31/30(a)(b)(c)(d)                            26,425     23,898,109
Russian Ministry of Finance
   3.00%, 5/14/06(a)                                      1,900      1,831,220
   Series V
   3.00%, 5/14/08                                           950        836,000
   Series VI
   3.00%, 5/14/06                                         2,050      1,975,790
                                                                 -------------
                                                                    28,541,119
                                                                 -------------



-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 5


                                                      Principal
                                                         Amount
                                                           (000)  U.S. $ Value
-------------------------------------------------------------------------------
South Africa-0.6%
Republic of South Africa
   7.375%, 4/25/12                                      $   550  $     620,812
                                                                 -------------
Turkey-1.1%
Republic of Turkey
   11.50%, 1/23/12                                          425        420,750
   11.875%, 1/15/30                                         525        533,531
   12.375%, 6/15/09                                         250        265,000
                                                                 -------------
                                                                     1,219,281
                                                                 -------------
Ukraine-2.1%
Government of Ukraine
   11.00%, 3/15/07(a)                                     1,997      2,239,021
                                                                 -------------
Uruguay-1.1%
Republic of Uruguay
   7.25%, 5/04/09                                           175         96,250
   7.625%, 1/20/12                                          250        139,375
   7.875%, 3/25/09                                        1,250        687,500
   7.875%, 7/15/27                                          600        315,000
                                                                 -------------
                                                                     1,238,125
                                                                 -------------
Venezuela-1.6%
Republic of Venezuela
   9.25%, 9/15/27                                         2,675      1,736,075
                                                                 -------------
Total Sovereign Debt Securities
   (cost $74,527,770)                                               99,266,778
                                                                 -------------
Non-Collateralized Brady Bonds-6.6%
Brazil-2.1%
Federal Republic of Brazil
   C- Bonds
   8.00%, 4/15/14(b)(d)                                   2,217      1,953,435
   DCB FRN
   Series L
   2.188%, 4/15/12                                          400        296,520
                                                                 -------------
                                                                     2,249,955
                                                                 -------------
Peru-1.1%
Republic of Peru
   FLIRB
   4.50%, 3/07/17(c)                                        200        168,000
   PDI FRN
   5.00%, 3/07/17                                         1,200      1,047,000
                                                                 -------------
                                                                     1,215,000
                                                                 -------------



-------------------------------------------------------------------------------
6 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


                                                      Shares or
                                                      Principal
                                                         Amount
                                                           (000)  U.S. $ Value
-------------------------------------------------------------------------------
Venezuela-3.4%
Republic of Venezuela DCB FRN
   Series DL
   2.313%, 12/18/07                                     $ 4,881  $   3,667,059
                                                                 -------------
Total Non-Collateralized Brady Bonds
   (cost $6,283,961)                                                 7,132,014
                                                                 -------------
Loan Participation-0.6%
Morocco-0.6%
Kingdom of Morocco
   Loan Participation FRN
   Series A
   2.188%, 1/01/09
   (cost $503,433)                                          739        697,936
                                                                 -------------
Total Sovereign Debt Obligations
   (cost $81,315,164)                                              107,096,728
                                                                 -------------
CORPORATE DEBT OBLIGATIONS-2.6%
Hanvit Bank, SA
   12.75%, 3/01/10(a)                                       150        171,188
Petrobras International Finance
   9.875%, 5/09/08                                          500        521,250
Petroliam Nasional Berhd
   7.625%, 10/15/26(a)                                      450        471,960
Petronas Capital Ltd.
   7.875%, 5/22/22(a)                                     1,550      1,712,271
                                                                 -------------
Total Corporate Debt Obligations
   (cost $2,582,848)                                                 2,876,669
                                                                 -------------
RIGHTS & WARRANTS-0.1%
Central Bank of Nigeria
   Warrants, expiring 11/15/20(e)                         1,750             -0-
Republic of Venezuela
   Warrants, expiring 4/15/20(e)                         20,599             -0-
United Mexican States
   Value Recovery Rights,
   expiring 6/30/03                                  13,200,000         59,400
                                                                 -------------
Total Rights & Warrants
   (cost $0)                                                            59,400
                                                                 -------------
SHORT-TERM INVESTMENT-14.4%
Time Deposit-14.4%
Societe Generale
   1.313%, 5/01/03
   (cost $15,700,000)                                   $15,700     15,700,000
                                                                 -------------


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 7


                                                                  U.S. $ Value
-------------------------------------------------------------------------------
TOTAL INVESTMENTS-115.7%
   (cost $99,598,012)                                            $ 125,732,797
Other assets less liabilities-(15.7%)                              (17,034,534)
                                                                 -------------
Net Assets-100.0%                                                $ 108,698,263
                                                                 =============

CALL OPTIONS WRITTEN (See Note C)

                                                    Contracts(f)
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Russian Federation-Reg S
   5.00%, 3/31/30
   expiring May '03 @ 85.8125
   (premiums received $32,600)                            2,000  $     (90,000)
                                                                 -------------


CREDIT DEFAULT SWAP CONTRACTS (See Note C)

                          Notional                                 Unrealized
Swap Counterparty &        Amount       Interest    Termination   Appreciation/
Referenced Obligation       (000)         Rate          Date     (Depreciation)
===============================================================================
Buy Contracts:
==============
Deutsche Bank
Federal Republic of Brazil
12.25%, 3/06/30           $  500         17.00%        2/06/05      $  (85,500)

Deutsche Bank
Republic of the Philippines
9.00%, 2/15/13               800          6.10         2/14/08          (9,880)

Deutsche Bank
Republic of Romania
8.50%, 5/08/12             1,450          3.55         4/03/10          (7,598)

Deutsche Bank
Republic of Turkey
11.875%, 1/15/30             800          6.00         3/04/04          (2,264)

Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27             800         15.25         7/30/04        (101,680)

Salomon Brothers, Inc.
Republic of Venezuela
2.313%, 12/18/07             470         21.25         2/11/05          (5,246)

Salomon Brothers, Inc.
Republic of Venezuela
2.313%, 12/18/07              50         21.00         2/11/04          (3,706)

Salomon Brothers, Inc.
Republic of Venezuela
2.313%, 12/18/07             470         20.50         2/11/06          (5,987)


-------------------------------------------------------------------------------
8 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


CREDIT DEFAULT SWAP CONTRACTS (continued)
                          Notional                                 Unrealized
Swap Counterparty &        Amount       Interest    Termination   Appreciation/
Referenced Obligation       (000)         Rate          Date     (Depreciation)
===============================================================================
Buy Contracts:
==============
Salomon Brothers, Inc.
Republic of Venezuela
2.313%, 12/18/07          $  470         20.00%        2/11/07      $   (6,709)

Salomon Brothers, Inc.
Republic of Venezuela
2.313%, 12/18/07             470         19.25         2/11/08          (6,840)

Sale Contracts:
==============
Deutsche Bank
Federal Republic of Brazil
12.25%, 3/06/30              500         17.85         2/06/08         147,800

Deutsche Bank
Federal Republic of Brazil
12.25%, 3/06/30            1,500         14.50         3/08/08         265,800

Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27             800         17.75         2/13/08         217,520
                                                                    ----------
                                                                    $  395,710
                                                                    ==========


INTEREST RATE SWAP CONTRACT (See Note C)

                                                 Rate Type
                                            --------------------
                                                       Payments
                                            Payments   received
      Swap          Notional   Termination   made by     by the     Unrealized
  Counterparty       Amount       Date      the Fund     Fund     (Depreciation)
---------------  -------------  ----------  --------  ----------  --------------
Morgan Guaranty   US$ 6,749,212   1/1/09     LIBOR+    6.8526%      $(294,161)

+ LIBOR (London Interbank Offered Rate).


REVERSE REPURCHASE AGREEMENTS (See Note C)

        Broker            Interest Rate       Maturity            Amount
----------------------   ---------------   ---------------   -----------------
Morgan Stanley                0.50%            5/01/03         $  3,206,236
J.P. Morgan Chase             0.90             5/02/03            1,787,755
J.P. Morgan Chase             1.25            12/31/03            6,821,486
Santander Investments         1.40             5/07/03            8,054,134
                                                               ------------
                                                               $ 19,869,611
                                                               ============


See footnote summary on page 10.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 9


(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to $37,205,929 or 34.2% of net assets.

(b) Positions, or portion thereof, with an aggregate market value of $23,568,350 have been segregated to collateralize reverse repurchase agreements.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2003.

(d) Positions, or portion thereof, with an aggregate market value of $1,817,361 have been segregated to collateralize the call options written.

(e)   Non-income producing.

(f)   One contract relates to principal amount of $1.

Glossary of Terms:

DCB - Debt Conversion Bonds

FLIRB - Front Loaded Interest Reduction Bond

FRN - Floating Rate Note

PDI - Past Due Interest


See notes to financial statements.


-------------------------------------------------------------------------------
10 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)


Assets
Investments in securities, at value
   (cost $99,598,012)                                            $ 125,732,797
Cash                                                                   346,090
Receivable for investment securities sold                           19,815,314
Interest receivable                                                  1,667,058
Net unrealized appreciation on credit default
   swap contracts                                                      395,710
                                                                 -------------
Total assets                                                       147,956,969
                                                                 -------------
Liabilities
Outstanding call options written, at value
   (premiums received $32,600)                                          90,000
Reverse repurchase agreements                                       19,869,611
Payable for investment securities purchased                         17,898,341
Dividends payable                                                      800,105
Unrealized depreciation on interest rate swap contract                 294,161
Advisory fee payable                                                   108,857
Administrative fee payable                                              16,329
Accrued expenses                                                       181,302
                                                                 -------------
Total liabilities                                                   39,258,706
                                                                 -------------
Net Assets                                                       $ 108,698,263
                                                                 =============
Composition of Net Assets
Capital stock, at par                                            $      88,901
Additional paid-in capital                                         117,469,708
Distributions in excess of net investment income                      (400,783)
Accumulated net realized loss on investment
   transactions                                                    (34,638,497)
Net unrealized appreciation on investments                          26,178,934
                                                                 -------------
                                                                 $ 108,698,263
                                                                 =============
Net Asset Value Per Share
   (based on 8,890,052 shares outstanding)                              $12.23
                                                                        ======


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 11


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Interest                                                           $ 5,742,810
Expenses
Advisory fee                                       $   481,915
Custodian                                               95,839
Administrative                                          72,287
Audit and legal                                         57,753
Printing                                                44,453
Transfer agency                                         23,036
Directors' fees                                         16,240
Registration                                            14,539
Miscellaneous                                            7,687
                                                   -----------
Total expenses before interest                         813,749
Interest expense                                       145,241
                                                   -----------
Total expenses                                                         958,990
                                                                   -----------
Net investment income                                                4,783,820
                                                                   -----------
Realized and Unrealized Gain (Loss)
   on Investment Transactions
Net realized gain on:
   Investment transactions                                           2,947,140
   Written options                                                      99,230
Net change in unrealized
   appreciation/depreciation of:
   Investments                                                      16,444,136
   Swaps                                                               193,599
   Written options                                                     (59,800)
                                                                   -----------
Net gain on investment transactions                                 19,624,305
                                                                   -----------
Net Increase in Net Assets
   from Operations                                                 $24,408,125
                                                                   ===========


See notes to financial statements.


-------------------------------------------------------------------------------
12 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months Ended      Year Ended
                                              April 30, 2003       October 31,
                                                 (unaudited)          2002
                                               ---------------   ---------------
Increase (Decrease) in Net Assets
   from Operations
Net investment income                           $   4,783,820     $   9,392,459
Net realized gain (loss) on investment
   transactions                                     3,046,370        (3,957,851)
Net change in unrealized
   appreciation/depreciation
   of investments                                  16,577,935         9,009,994
                                                -------------     -------------
Net increase in net assets from operations         24,408,125        14,444,602
Dividends and Distributions to
Shareholders from
Net investment income                              (4,445,026)       (9,392,459)
Distributions in excess of net investment
   income                                                  -0-         (179,540)
Tax return of capital                                      -0-          (96,145)
Common Stock Transactions
Reinvestment of dividends resulting in
   issuance of Common Stock                                -0-        1,480,551
                                                -------------     -------------
Total increase                                     19,963,099         6,257,009
Net Assets
Beginning of period                                88,735,164        82,478,155
                                                -------------     -------------
End of period                                   $ 108,698,263     $  88,735,164
                                                =============     =============


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 13


STATEMENT OF CASH FLOWS
Six Months Ended April 30, 2003 (unaudited)

Increase (Decrease) in Cash From:
Operating Activities:
Interest received                               $  5,295,242
Interest expense paid                               (148,259)
Operating expenses paid                             (727,462)
                                                ------------
Net increase in cash from operating
   activities                                                     $  4,419,521
Investing Activities:
Proceeds from disposition of long-term
   portfolio investments                          44,454,506
Purchase of long-term portfolio
   investments                                   (48,243,623)
Proceeds from disposition of short-term
   portfolio investments, net                      3,613,348
                                                ------------
Net decrease in cash from investing
   activities                                                         (175,769)
Financing Activities:
Increase in reverse repurchase
   agreements                                         86,090
Cash dividends paid                               (4,356,125)
                                                ------------
Net decrease in cash from financing
   activities                                                       (4,270,035)
                                                                  ------------
Net decrease in cash                                                   (26,283)
Cash at beginning of period                                            372,373
                                                                  ------------
Cash at end of period                                             $    346,090
                                                                  ============

==============================================================================

Reconciliation of Net Increase in
   Net Assets from Operations to
   Net Increase in Cash from Operating
   Activities:
Net increase in net assets resulting from
   operations                                                     $ 24,408,125
Adjustments:
Decrease in interest receivable                 $    117,642
Net realized gain on investment transactions      (3,046,370)
Net change in unrealized
   appreciation/depreciation
   of investments                                (16,577,935)
Accretion of bond discount and
   amortization of bond premium                     (565,210)
Decrease in interest payable                          (3,018)
Increase in accrued expenses                          86,287
                                                ------------
Total adjustments                                                  (19,988,604)
                                                                  ------------
Net increase in cash from operating
   activities                                                     $  4,419,521
                                                                  ============


See notes to financial statements.


-------------------------------------------------------------------------------
14 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

Alliance World Dollar Government Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on August 20, 1992 and is registered under the Investment Company Act of 1940, as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 15


days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as an adjustment to interest income. Additionally, the Fund amortizes premium on debt securities for financial statement reporting purposes only.

4. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

5. Repurchase Agreements

The Fund's custodian or designated subcustodian will take control of securities as collateral under repurchase agreements and determine on a daily basis whether the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited.


-------------------------------------------------------------------------------
16 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


NOTE B

Advisory, Administrative Fees and Other Affiliated Transactions

Under the terms of the Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 1% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly.

Under the terms of the Administration Agreement, the Fund pays the Adviser an administrative fee at an annual rate of .15 of 1% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly. The Adviser provides administrative functions as well as other clerical services to the Fund and prepares financial and regulatory reports.

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, where the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. During the six months ended April 30, 2003, the Fund reimbursed AGIS $1,250 relating to shareholder servicing costs.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:


                                                   Purchases          Sales
                                               ---------------   ---------------
Investment securities                           $ 50,266,714      $ 45,813,166
U.S. government securities                                -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding the call options written and swap contracts) are as follows:


Gross unrealized appreciation                                     $ 27,545,146
Gross unrealized depreciation                                       (1,410,361)
                                                                  ------------
Net unrealized appreciation                                       $ 26,134,785
                                                                  ============

1. Options Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 17


The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value.

Transactions in written options for the six months ended April 30, 2003 were as follows:

                                                  Number of         Premiums
                                                  Contracts         Received
                                               ---------------   ---------------
Options outstanding at
   October 31, 2002                                  800,000       $    16,800
Options written                                    7,301,250           119,055
Options terminated in closing purchase
   transactions                                   (4,526,250)          (67,855)
Options expired                                   (1,575,000)          (35,400)
                                                 -----------       -----------
Options outstanding at April 30, 2003              2,000,000       $    32,600
                                                 ===========       ===========


2. Swap Agreements

The Fund enters into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.


-------------------------------------------------------------------------------
18 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the underlying value of the securities.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net change in unrealized appreciation/depreciation of investments. Realized gains and/or losses from terminated swap contracts are included in net realized gain or loss on investment transactions.

The Fund may enter into credit default swaps. A sell/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the Counterparty at par and take/(deliver) the principal amount (the "Notional Amount") of the referenced obligation. During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed interest payments from/(to) the respective Counterparty, calculated at the agreed upon interest rate applied to the Notional Amount.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the referenced obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended April 30, 2003, the average amount of reverse repurchase agreements outstanding was approximately $20,184,983 and the daily weighted average interest rate was 1.20%.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 19


NOTE D

Distributions To Shareholders

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:


                                                  2002             2001
                                            ---------------   ---------------
Distributions paid from:
   Ordinary income                           $  9,822,727       $ 11,410,212
                                             ------------       ------------
Total taxable distributions                     9,822,727         11,410,212
Tax return of capital                              96,145)                -0-
                                             ------------       ------------
Total distributions paid                     $  9,918,872(a)    $ 11,410,212(a)
                                             ============       ============


As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                            $(35,688,302)(b)
Unrealized appreciation/(depreciation)                             7,576,061(c)
                                                                ------------
Total accumulated earnings/(deficit)                            $(28,112,241)
                                                                ============


(a) Total distributions paid differ from the statement of changes in net assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Fund had a net capital loss carryforward of $35,688,302 of which $25,961,582 expires in the year 2007, $5,388,928 expires in the year 2009 and $4,337,792 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

NOTE E

Capital Stock

There are 100,000,000 shares of $0.01 par value Common Stock authorized. Of the 8,890,052 shares outstanding at April 30, 2003, the Adviser owned 7,200 shares. During the six months ended April 30, 2003, the Fund issued no shares in connection with the Fund's dividend reinvestment plan. During the year ended October 31, 2002, the Fund issued 145,216 shares in connection with the Fund's dividend reinvestment plan.


-------------------------------------------------------------------------------
20 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


NOTE F

Concentration of Risk

Investing in securities of foreign companies and foreign governments involves special risks, which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the United States government.

The Fund invests in the Sovereign Debt Obligations of countries that are considered emerging market countries at the time of purchase. Therefore, the Fund is susceptible to governmental factors and economic and debt restructuring developments adversely affecting the economics of these emerging market countries. In addition, these debt obligations may be less liquid and subject to greater volatility than debt obligations of more developed countries.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 21


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                             April 30,                        Year Ended October 31,
                                               2003      --------------------------------------------------------------
                                           (unaudited)      2002(a)      2001         2000         1999         1998
                                            ----------   ----------   ----------   ----------   ---------   -----------
Net asset value,
   beginning of period                         $9.98        $9.43       $10.45        $9.36       $10.22       $16.03
-----------------------------------------------------------------------------------------------------------------------

Income From Investment
   Operations
Net investment income(b)                         .54         1.06         1.36         1.21         1.26         1.47
Net realized and unrealized
   gain (loss) on investment
transactions                                    2.21          .59         (.95)        1.20          .08        (3.57)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                   2.75         1.65          .41         2.41         1.34        (2.10)
-----------------------------------------------------------------------------------------------------------------------

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.50)       (1.07)       (1.36)       (1.21)       (1.26)       (1.65)
Distributions in excess of
   net investment income                          -0-        (.02)        (.07)        (.11)        (.16)          -0-
Tax return of capital                             -0-        (.01)          -0-          -0-        (.04)          -0-
Distributions from net realized
   gain on investments                            -0-          -0-          -0-          -0-          -0-       (2.06)
Distributions in excess of
   net realized gain on
   investments                                    -0-          -0-          -0-          -0-        (.74)          -0-
-----------------------------------------------------------------------------------------------------------------------
Total dividends and
   distributions                                (.50)       (1.10)       (1.43)       (1.32)       (2.20)       (3.71)
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                              $12.23        $9.98        $9.43       $10.45        $9.36       $10.22
-----------------------------------------------------------------------------------------------------------------------
Market value,
   end of period                              $11.88        $9.55       $10.10       $10.38        $9.63       $12.63
-----------------------------------------------------------------------------------------------------------------------

Total Return
Total investment return based on:(c)
   Market value                                30.06%        5.16%       11.51%       22.99%       (5.64)%       1.91%
   Net asset value                             28.10%       17.66%        3.45%       27.46%       13.30%      (18.32)%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                          $108,698      $88,735      $82,478      $89,620      $79,744      $82,950
Ratio to average net assets of:
   Expenses                                     1.99%(d)     1.87%        3.21%        1.56%        1.76%        1.52%
   Expenses, excluding
      interest expense                          1.69%(d)     1.64%        1.65%        1.56%        1.76%        1.52%
   Net investment income                        9.93%(d)    10.55%       13.05%       13.07%       13.46%       10.54%
Portfolio turnover rate                           45%         197%         202%         458%         435%         264%



See footnote summary on page 23.


-------------------------------------------------------------------------------
22 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain on investments per share by $0.02, and decrease the ratio of net investment income to average net assets from 10.67% to 10.55%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 23


SUPPLEMENTAL PROXY INFORMATION
(unaudited)

The Annual Meeting of Shareholders of Alliance World Dollar Government Fund was held on March 20, 2003. The description of the proposal and number of shares voted at the meeting are as follows:


                                                                     Authority
                                                        Voted For     Withheld
-------------------------------------------------------------------------------
1. To elect directors:     Class Three Nominees
                           (terms expire in 2006)
                           John D. Carifa               7,695,918      123,157
                           Ruth Block                   7,699,692      119,383


-------------------------------------------------------------------------------
24 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Paul J. DeNoon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Administrator

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Dividend Paying Agent, Transfer Agent and Registrar

PFPC Global Fund Services, Inc.
101 Federal Street
Boston, MA 02110

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)   Member of the Audit Committee.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 25


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


-------------------------------------------------------------------------------
26 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


SUMMARY OF GENERAL INFORMATION

Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 331-1710. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions Section of newspapers each day, under the designation "Alliance Wrld". The Fund's NYSE trading symbol is "AWG". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in the New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Funds."

Dividend Reinvestment Plan

A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains distributions in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call PFPC Global Fund Services at (800) 331-1710.


-------------------------------------------------------------------------------
ALLIANCE WORLD DOLLAR GOVERNMENT FUND o 27


NOTES


-------------------------------------------------------------------------------
28 o ALLIANCE WORLD DOLLAR GOVERNMENT FUND


Alliance World Dollar Government Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


WDGSR0403



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003